Fixed Assets, Advances for Vessels Acquisition and Vessels under Construction - Remaining contractual commitments (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Fixed Assets, Advances for Vessels Acquisition and Vessels under Construction
December 31, 2024	$ 205,067
December 31, 2025	204,550
December 31, 2026	295,212
December 31, 2027	288,984
Total contractual commitments	$ 993,813